AXA EQUITABLE LETTERHEAD

March 5, 2008

Filing Desk

United States Securities and Exchange Commission

100 F Street, NE

Washington DC 20549

Attention:	Filing – Rule 497(j)

Re:	AXA Enterprise Funds Trust (“Trust”) Registration Statement File Nos. 333-121788 and 811-21695

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus contained in Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on February 25, 2008.

If you have any questions or comments on the enclosed, please do not hesitate to contact me at (212) 314-3751.

Very truly yours,

/s/
Paras Charalambous
Senior Legal Assistant

Enclosures

cc:	Kirkpatrick & Lockhart Preston Gates Ellis LLP